Note 5 - Stock Options and Warrants	3 Months Ended
Mar. 31, 2019
Guarantees [Abstract]
Stock Options and Warrants

Stock Options

The following table summarizes stock option transactions for the quarter ended March 31, 2018:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	1,133	$1,320.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2019	1,133	$1,320.00
Exercisable, March 31, 2019	1,133	$1,320.00

Common Stock Warrants

Warrant transactions for the quarter ended March 31, 2019 are as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2018:	1,813,053	$2.00
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at March 31, 2019	1,813,053	$2.00
Exercisable at March 31, 2019	1,813,053	$2.00